Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2015
Registrant Name	Managed Portfolio Series
Central Index Key	0001511699
Amendment Flag	false
Document Creation Date	Mar. 24, 2016
Document Effective Date	Mar. 29, 2016
Prospectus Date	Mar. 29, 2016
Consilium Emerging Market Small Cap Fund | Investor Class Shares
Prospectus:
Trading Symbol	CEMSX
Consilium Emerging Market Small Cap Fund | Institutional Class Shares
Prospectus:
Trading Symbol	CEMNX